Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Cost		¥ 204,675
Investment in associates and joint ventures, beginning balance		222,983		¥ 198,772
Change of cost		13,997		18,590
Share of profit or loss		8,336		9,159	¥ 7,745
Declared dividends		(5,253)		(3,227)
Other equity movements		228		1,189
Provision of impairment		(707)		(1,500)
Investment in associates and joint ventures, ending balance		239,584		222,983	¥ 198,772
Accumulated amount of impairment		¥ (3,217)
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 6,281
Investment in associates and joint ventures, beginning balance		5,849
Share of profit or loss		100
Declared dividends		(154)
Other equity movements		(16)
Investment in associates and joint ventures, ending balance		¥ 5,779		5,849
Percentage of equity interest		66.67%
Accumulated amount of impairment		¥ 0
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 7,656
Investment in associates and joint ventures, beginning balance		5,140
Share of profit or loss		(477)
Other equity movements		73
Investment in associates and joint ventures, ending balance		¥ 4,736		5,140
Percentage of equity interest		75.00%
Accumulated amount of impairment		¥ 0
Other joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 42,786
Investment in associates and joint ventures, beginning balance	[1]	41,289
Change of cost	[1]	865
Share of profit or loss	[1]	277
Declared dividends	[1]	(1,110)
Other equity movements	[1]	(407)
Investment in associates and joint ventures, ending balance	[1]	40,914		41,289
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		56,723
Investment in associates and joint ventures, beginning balance		52,278
Change of cost		865
Share of profit or loss		(100)
Declared dividends		(1,264)
Other equity movements		(350)
Investment in associates and joint ventures, ending balance		¥ 51,429		52,278
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[2]	Equity Method
Cost	[2]	¥ 45,176
Investment in associates and joint ventures, beginning balance	[2]	75,180
Share of profit or loss	[2]	6,185
Declared dividends	[2]	(550)
Other equity movements	[2]	(841)
Investment in associates and joint ventures, ending balance	[2]	¥ 79,974		¥ 75,180
Percentage of equity interest		43.686%	[2]	43.686%
Accumulated amount of impairment		¥ 0		¥ 0
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[3]	Equity Method
Cost	[3]	¥ 11,245
Investment in associates and joint ventures, beginning balance	[3]	11,387
Share of profit or loss	[3]	717
Declared dividends	[3]	(178)
Other equity movements	[3]	66
Provision of impairment	[3]	(707)
Investment in associates and joint ventures, ending balance	[3]	¥ 11,285		¥ 11,387
Percentage of equity interest		29.59%	[3]	29.59%
Accumulated amount of impairment		¥ (3,217)	[3]	¥ (2,510)
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 6,000
Investment in associates and joint ventures, beginning balance		9,332
Share of profit or loss		746
Declared dividends		(271)
Other equity movements		813
Investment in associates and joint ventures, ending balance		¥ 10,620		¥ 9,332
Percentage of equity interest		40.00%		40.00%
Accumulated amount of impairment		¥ 0
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 1,339
Investment in associates and joint ventures, beginning balance		1,550
Share of profit or loss		73
Declared dividends		(10)
Other equity movements		(1)
Investment in associates and joint ventures, ending balance		¥ 1,612		¥ 1,550
Percentage of equity interest		35.00%		35.00%
Accumulated amount of impairment		¥ 0
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 20,000
Investment in associates and joint ventures, beginning balance		21,433
Share of profit or loss		1,231
Declared dividends		(1,998)
Other equity movements		10
Investment in associates and joint ventures, ending balance		¥ 20,676		¥ 21,433
Percentage of equity interest		43.86%		43.86%
Accumulated amount of impairment		¥ 0
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[4]	Equity Method
Cost	[4]	¥ 21,801
Investment in associates and joint ventures, beginning balance	[4]	22,068
Change of cost	[4]	(28)
Share of profit or loss	[4]	516
Declared dividends	[4]	(193)
Other equity movements	[4]	70
Investment in associates and joint ventures, ending balance	[4]	¥ 22,433		¥ 22,068
Percentage of equity interest		10.29%	[4]	10.29%
Accumulated amount of impairment		¥ 0
Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 42,391
Investment in associates and joint ventures, beginning balance	[1]	29,755
Change of cost	[1]	13,160
Share of profit or loss	[1]	(1,032)
Declared dividends	[1]	(789)
Other equity movements	[1]	461
Investment in associates and joint ventures, ending balance	[1]	41,555		¥ 29,755
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		147,952
Investment in associates and joint ventures, beginning balance		170,705
Change of cost		13,132
Share of profit or loss		8,436
Declared dividends		(3,989)
Other equity movements		578
Provision of impairment		(707)
Investment in associates and joint ventures, ending balance		188,155		¥ 170,705
Accumulated amount of impairment		¥ (3,217)

[1]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.
[2]	The 2019 final dividend of RMB0.0639 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 23 June 2020. The Company received a cash dividend of RMB550 million.
[3]	The 2019 final dividend of HKD0.026 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2020. The Company received a cash dividend equivalent to RMB54 million. The 2020 interim dividend of HKD0.062 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 17 August 2020. The Company received a cash dividend equivalent to RMB124 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2020, the stock price of Sino-Ocean was HKD1.55 per share. As at 31 December 2019, the cumulative impairment loss of RMB2.51 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 30 June 2020. A further impairment loss of RMB707 million was recognised for this investment valued using the discounted future cash flow method. On 31 December 2020, the Group continued to perform an impairment test to this investment and no further impairment loss should be made, which involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2019: 10% for properties under development and 8% for investment properties).
[4]	The 2019 final dividend of RMB0.0604 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 22 May 2020. The Company received a cash dividend of RMB193 million. On 31 December 2020, China Unicom’s share price was RMB4.46 per share.